PIMCO Funds

Supplement Dated September 15, 2011 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds

Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2011, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Fund (the “Fund”)

Effective October 1, 2011, the Fund’s portfolio will be jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Therefore, effective October 1, 2011, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Mr. Toloui is an Executive Vice President of PIMCO. Mr. Balls is a Managing Director of PIMCO. Dr. El-Erian and Mr. Toloui have managed the Fund since February 2009, and Mr. Balls has managed the Fund since October 2011.

In addition, effective October 1, 2011, the following disclosure is added to the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectuses:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Advantage Strategy Bond	Andrew Balls	10/11

Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Additionally, effective October 1, 2011, the footnote to the above table pertaining to the portfolio managers of the Fund is deleted in its entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_091511

PIMCO Funds

Supplement Dated September 15, 2011 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds

Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2011, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Emerging Markets Bond Fund (the “Fund”)

Effective January 1, 2012, the Fund’s portfolio will be jointly managed by Ramin Toloui and Michael Gomez. Therefore, effective January 1, 2012, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Ramin Toloui and Michael Gomez. Mr. Toloui and Mr. Gomez are each an Executive Vice President of PIMCO. Mr. Toloui has managed the Fund since January 2011 and Mr. Gomez has managed the Fund since January 2012.

In addition, effective January 1, 2012, the following disclosure is added to the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectuses:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Michael Gomez	1/12

Executive Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_091511

PIMCO Funds

Supplement dated September 15, 2011 to the

Statement of Additional Information dated July 31, 2011,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Advantage Strategy Bond Fund (the “Fund”)

Effective October 1, 2011, the Fund’s portfolio will be jointly managed by Mohamed El-Erian, Ramin Toloui, and Andrew Balls. Therefore, effective October 1, 2011, the following disclosure is added to the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Balls[24]

Registered Investment Companies	0	N/A	0	N/A

Other Pooled Investment Vehicles	19	$11,377.00	1	$215.60

Other Accounts	35	$12,490.23	7	$2,446.78

[24]	Mr. Balls co-manages the PIMCO Global Advantage Strategy Bond Fund, which had $3,475.4 million of total assets under management as of July 31, 2011.

In addition, effective October 1, 2011, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective October 1, 2011, Andrew Balls is a portfolio manager of the PIMCO Global Advantage Strategy Bond Fund. Information pertaining to accounts managed by Mr. Balls is as of July 31, 2011.

Additionally, effective October 1, 2011, the following disclosure is added to the table in the “Portfolio Managers—Securities Ownership” section of the SAI:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Balls[8]	PIMCO Global Advantage Strategy Bond	None

[8]

Effective October 1, 2011, Mr. Balls co-manages the PIMCO Global Advantage Strategy Fund. As of July 31, 2011, to the best of the Trust’s knowledge, Mr. Balls did not own any shares of the PIMCO Global Advantage Strategy Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_091511

PIMCO Funds

Supplement dated September 15, 2011 to the

Statement of Additional Information dated July 31, 2011,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Emerging Markets Bond Fund (the “Fund”)

Effective January 1, 2012, the Fund’s portfolio is jointly managed by Ramin Toloui and Michael Gomez. Therefore, effective January 1, 2012, the disclosure pertaining to Mr. Gomez in the table in the “Portfolio Managers—Other Accounts Managed” section of the SAI is deleted in its entirety and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Gomez[6]

Registered Investment Companies	0	N/A	0	N/A

Other Pooled Investment Vehicles	16	$13,207.11	1	$466.60

Other Accounts	26	$8,548.55	3	$765.26
[6]

Mr. Gomez manages the PIMCO Emerging Markets Currency Fund, which has $4,533.4 million in total assets under management, and the PIMCO Emerging Local Bond Fund, which has $6,897 million in total assets under management. In addition, effective January 1, 2012, Mr. Gomez will co-manage the PIMCO Emerging Markets Bond Fund, which had $4,476.3 million of total assets under management as of August 31, 2011.

In addition, effective January 1, 2012, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 1, 2012, Michael Gomez is a portfolio manager of the PIMCO Emerging Markets Bond Fund. Information pertaining to accounts managed by Mr. Gomez is as of August 31, 2011.

Additionally, effective January 1, 2012, the following disclosure is added to the table in the “Portfolio Managers—Securities Ownership” section of the SAI:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Gomez[9]	PIMCO Emerging Markets Bond	None

[9]

Effective January 1, 2012, Mr. Gomez co-manages the PIMCO Emerging Markets Bond Fund. As of August 31, 2011, to the best of the Trust’s knowledge, Mr. Gomez did not own any shares of the PIMCO Emerging Markets Bond Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP4_091511